UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment |_|

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Millennium Capital Partners LLP
                                 Address: 50 Berkeley Street
                                          London, U.K.
					  W1J 8HD

				 13F File Number: 028-12853


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Meskin
Title: Director
Phone: 212-841-4100

Signature,                               Place,             and Date of Signing:


/s/ Mark Meskin	                         New York, NY       08/14/08
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            45

Form 13F Information Table Value Total:     $ 323,875 (thousands)


List of Other Included Managers:

No.             Form 13 F File Number      Name
---             ---------------------      ----

1               028-12859                  David Nolan


The Institutional Investment Manager filing this report and the Other Included Managers described above are affiliates. Each of the holdings described below is held directly or indirectly by Millennium Partners, L.P. or one or more affiliated investment funds that invest a portion of their assets in Millennium Partners, L.P.

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------

ACADIA PHARMACEUTICALS INC   COM             004225108 3321   900000   SH       DEFINED 1                900000
ADOLOR CORP                  COM             00724X102 8423   1537100  SH       DEFINED 1                1537100
ALKERMES INC                 COM             01642T108 37     3000     SH       DEFINED 1                3000
AMYLIN PHARMACEUTICALS INC   COM             032346108 11309  445400   SH  CALL DEFINED 1                         445400
AMYLIN PHARMACEUTICALS INC   COM             032346108 2539   100000   SH  PUT  DEFINED 1                         100000
AMYLIN PHARMACEUTICALS INC   COM             032346108 4078   160628   SH       DEFINED 1                160628
BIOGEN IDEC INC              COM             09062X103 3633   65000    SH       DEFINED 1                65000
BRISTOL MYERS SQUIBB CO      COM             110122108 20017  975000   SH       DEFINED 1                975000
CHURCHILL VENTURES LTD       COM             17157P109 1655   210000   SH       DEFINED 1                210000
COMBINATORX INC              COM             20010A103 227    63830    SH       DEFINED 1                63830
ELAN PLC                     ADR             284131208 8888   250000   SH  PUT  DEFINED 1                         250000
ELAN PLC                     ADR             284131208 17188  483500   SH       DEFINED 1                483500
ELAN PLC                     ADR             284131208 12443  350000   SH  CALL DEFINED 1                         350000
ENDO PHARMACEUTICALS HLDGS I COM             29264F205 1210   50000    SH  CALL DEFINED 1                         50000
EPIX PHARMACEUTICALS INC     COM NEW         26881Q309 1773   1025000  SH       DEFINED 1                1025000
HICKS ACQUISITION CO I INC   COM             429086309 2323   250000   SH       DEFINED 1                250000
HUMANA INC                   COM             444859102 1790   45000    SH  PUT  DEFINED 1                         45000
HUMANA INC                   COM             444859102 2983   75000    SH       DEFINED 1                75000
IMCLONE SYS INC              COM             45245W109 8092   200000   SH       DEFINED 1                200000
ISHARES TR                   MSCI EMERG MKT  464287234 23072  170000   SH  PUT  DEFINED 1                         170000
KBL HEALTHCARE ACQUIS CORP I W EXP 07/18/201 48241N115 374    50000    SH       DEFINED 1                         50000
KBL HEALTHCARE ACQUIS CORP I COM             48241N107 1494   200000   SH       DEFINED 1                200000
LILLY ELI & CO               COM             532457108 27696  600000   SH  CALL DEFINED 1                         600000
LILLY ELI & CO               COM             532457108 4478   97000    SH       DEFINED 1                97000
MARATHON ACQUISITION CORP    W EXP 08/24/201 565756111 1392   178000   SH       DEFINED 1                         178000
MEDCO HEALTH SOLUTIONS INC   COM             58405U102 3776   80000    SH  PUT  DEFINED 1                         80000
MEDICINES CO                 COM             584688105 3964   200000   SH       DEFINED 1                200000
MEDICINES CO                 COM             584688105 4955   250000   SH  CALL DEFINED 1                         250000
MERCK & CO INC               COM             589331107 19750  524000   SH       DEFINED 1                524000
MYLAN INC                    COM             628530107 2414   200000   SH  CALL DEFINED 1                         200000
MYLAN INC                    COM             628530107 2414   200000   SH       DEFINED 1                200000
MYRIAD GENETICS INC          COM             62855J104 9104   200000   SH  PUT  DEFINED 1                         200000
MYRIAD GENETICS INC          COM             62855J104 3414   75000    SH       DEFINED 1                75000
MYRIAD GENETICS INC          COM             62855J104 2276   50000    SH  CALL DEFINED 1                         50000
NANOSPHERE INC               COM             63009F105 294    37400    SH       DEFINED 1                37400
OSI PHARMACEUTICALS INC      COM             671040103 3099   75000    SH  PUT  DEFINED 1                         75000
PFIZER INC                   COM             717081103 27952  1600000  SH       DEFINED 1                1600000
POWERSHARES QQQ TRUST        UNIT SER 1      73935A104 22585  500000   SH  PUT  DEFINED 1                         500000
SENORX INC                   COM             81724W104 5210   672202   SH       DEFINED 1                672202
SIGA TECHNOLOGIES INC        COM             826917106 250    80000    SH       DEFINED 1                80000
SUPERGEN INC                 COM             868059106 154    75000    SH       DEFINED 1                75000
SUPERGEN INC                 COM             868059106 1128   550000   SH  CALL DEFINED 1                         550000
TRANSITION THERAPEUTICS INC  COM NEW         893716209 9713   723200   SH       DEFINED 1                723200
VIROPHARMA INC               COM             928241108 2212   200000   SH  CALL DEFINED 1                         200000
WYETH                        COM             983024100 28776  600000   SH       DEFINED 1                600000
